Warrant liability, Issuance of Warrants Liability (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Private Placement [Member]
Issuance of warrants liability [Abstract]
Closing date	Jan. 13, 2021
Warrants issued (in shares) | shares	7,750,000
Warrants strike price (in dollars per share)	$ 6.25
Fair value of warrants issued (in dollars per share)	$ 4.22
Warrants term	24 months
Warrant valuation assumptions [Abstract]
Valuation model	Black-Scholes
Expected life	2 years
Risk-free rate	0.16%
Volatility	136.00%
Dividend yield	0.00%
Public Bought Deal [Member]
Issuance of warrants liability [Abstract]
Closing date	Jun. 15, 2021
Warrants issued (in shares) | shares	11,500,000
Warrants strike price (in dollars per share)	$ 6.25
Fair value of warrants issued (in dollars per share)	$ 3.12
Warrants term	24 months
Warrant valuation assumptions [Abstract]
Valuation model	Black-Scholes
Expected life	2 years
Risk-free rate	0.31%
Volatility	138.00%
Dividend yield	0.00%